Pacer Global Cash Cows Dividend ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Australia - 4.0%
BHP Group Ltd.	1,853,840	$46,761,192
Fortescue Ltd.	3,277,165	37,424,792
Sonic Healthcare Ltd.	231,944	4,115,505
South32 Ltd.	1,767,980	3,340,399
Treasury Wine Estates Ltd.	464,880	2,261,572
		93,903,460

Canada - 1.7%
Canadian Natural Resources Ltd.	1,238,852	39,214,816

China - 0.6%
Lenovo Group Ltd.	6,186,032	7,974,859
Shenzhou International Group Holdings Ltd.	838,414	6,071,826
		14,046,685

Denmark - 1.7%
AP Moller - Maersk AS - Class B	15,754	31,299,657
Coloplast A/S - Class B	87,000	8,025,960
		39,325,617

France - 10.9%
Cie Generale des Etablissements Michelin SCA	336,150	11,991,794
Engie SA	2,104,238	47,114,645
Kering	47,193	11,659,973
Orange SA	1,764,000	26,864,528
Pernod Ricard SA	151,312	15,603,127
Publicis Groupe SA	105,595	9,664,509
Sanofi SA	456,602	41,081,518
TOTAL SA	773,088	45,894,573
Veolia Environnement SA	383,234	12,989,204
Vinci SA	236,486	32,817,165
		255,681,036

Germany - 3.0%
Daimler AG	784,385	44,846,553
Deutsche Post AG	586,789	26,417,458
		71,264,011

Hong Kong - 5.0%
Budweiser Brewing Co. APAC Ltd. (a)	7,818,910	8,227,286
Cathay Pacific Airways Ltd.	5,006,178	7,461,437
Chow Tai Fook Jewellery Group Ltd.	4,946,886	8,293,124
CK Hutchison Holdings Ltd.	2,165,083	14,176,467
CK Infrastructure Holdings Ltd.	1,471,646	10,376,510
CLP Holdings Ltd.	1,417,642	12,307,300
Jardine Matheson Holdings Ltd.	175,176	9,552,347
Orient Overseas International Ltd.	930,202	16,767,335
Power Assets Holdings Ltd.	1,418,619	9,343,007
SITC International Holdings Co. Ltd.	2,764,454	8,962,466
WH Group Ltd. (a)	10,284,456	10,363,063
		115,830,342

Ireland - 1.9%
Medtronic PLC	482,508	43,541,522

Italy - 1.9%
Eni SpA	2,592,126	44,105,811

Japan - 9.2%
Aisin Corp.	291,715	4,060,410
Asahi Kasei Corp.	559,650	3,917,179
Astellas Pharma, Inc.	1,034,987	10,833,733
Bridgestone Corp.	267,006	10,855,529
Canon, Inc.	370,310	10,559,237
ENEOS Holdings, Inc.	1,039,150	5,468,630
Idemitsu Kosan Co. Ltd.	540,278	3,470,964
Inpex Corp.	580,897	8,272,389
Isuzu Motors Ltd.	416,243	5,375,552
Japan Tobacco, Inc.	893,074	25,572,238
JFE Holdings, Inc.	419,895	4,871,395
Kawasaki Kisen Kaisha Ltd.	343,311	4,877,612
Komatsu Ltd.	411,897	13,288,322
Mitsubishi Chemical Group Corp.	677,084	3,714,084
Nippon Steel Corp.	666,614	12,905,700
Oracle Corp. Japan	56,294	6,124,026
SoftBank Corp.	20,994,808	30,434,118
Subaru Corp.	344,368	6,347,287
Sumitomo Corp.	476,428	12,195,040
Takeda Pharmaceutical Co. Ltd.	795,007	22,142,105
Toyota Tsusho Corp.	399,155	9,187,447
		214,472,997

Netherlands - 0.5%
Koninklijke Philips NV	423,940	11,175,795

Norway - 2.1%
Equinor ASA	1,858,774	48,129,243

Singapore - 0.4%
Genting Singapore Ltd.	7,745,497	4,384,581
Jardine Cycle & Carriage Ltd.	270,352	5,486,580
		9,871,161

South Korea - 1.3%
Kia Corp.	323,162	23,838,674
Korean Air Lines Co. Ltd.	141,864	2,424,413
LG Corp.	75,347	4,303,059
		30,566,146

Spain - 1.9%
Endesa SA	470,677	13,616,422
Naturgy Energy Group SA	466,619	14,633,264
Telefonica SA	3,268,475	16,874,457
		45,124,143

Sweden - 0.5%
H & M Hennes & Mauritz AB - Class B	853,498	11,539,235

Switzerland - 6.6%
Kuehne + Nagel International AG	57,209	11,709,445
Nestle SA	435,696	38,138,486
Novartis AG	389,060	45,116,111
Roche Holding AG	141,140	44,674,785
Swisscom AG	22,347	15,558,299
		155,197,126

Thailand - 0.2%
Thai Beverage PCL	14,918,080	5,342,658

United Kingdom - 14.2%
BP PLC	9,418,150	50,343,320
British American Tobacco PLC	963,330	51,397,956
Diageo PLC	1,024,302	25,066,450
GSK PLC	1,862,810	34,884,635
Imperial Brands PLC	602,361	23,499,398
Reckitt Benckiser Group PLC	303,989	22,771,072
Rio Tinto PLC	778,630	46,309,564
Shell PLC	1,357,654	48,608,030
Tesco PLC	2,627,246	14,760,043
Vodafone Group PLC	14,381,378	15,577,927
		333,218,395

United States - 31.9%(b)
AbbVie, Inc.	242,757	45,885,928
Altria Group, Inc.	777,797	48,176,746
Amgen, Inc.	158,616	46,807,582
AT&T, Inc.	1,641,042	44,980,961
Bristol-Myers Squibb Co.	947,620	41,041,422
Chevron Corp.	328,397	49,798,121
Comcast Corp. - Class A	1,328,050	44,131,102
ConocoPhillips	527,922	50,332,084
EOG Resources, Inc.	215,187	25,826,744
Exxon Mobil Corp.	441,601	49,300,336
Johnson & Johnson	297,200	48,960,728
Merck & Co., Inc.	583,112	45,552,709
PepsiCo, Inc.	354,370	48,874,710
Pfizer, Inc.	1,971,949	45,926,692
Target Corp. (c)	246,982	24,821,691
United Parcel Service, Inc. - Class B	468,693	40,382,589
Verizon Communications, Inc.	1,052,063	44,986,214
		745,786,359
TOTAL COMMON STOCKS (Cost $2,195,170,021)		2,327,336,558

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.0%(d)	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.58% (e)	15,788	15,788
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $15,788)		15,788

TOTAL INVESTMENTS - 99.5% (Cost $2,195,185,809)		2,327,352,346
Other Assets in Excess of Liabilities - 0.5%		11,016,215
TOTAL NET ASSETS - 100.0%		$2,338,368,561
two		–%
Percentages are stated as a percent of net assets.		–%

ASA - Advanced Subscription Agreement
LLC - Limited Liability Company
PCL - Public Company Limited
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, the value of these securities total $18,590,349 or 0.8% of the Fund’s net assets.

(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $15,075.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer Global Cash Cows Dividend ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$2,327,336,558	$–	$–	$2,327,336,558
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	15,788
Total Investments	$2,327,336,558	$–	$–	$2,327,352,346

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $15,788 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.